Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
Other Borrowed Funds
Schedule of other borrowed funds
	December 31,
	2016	2015
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$583,375	$355,750
Rate on balance outstanding at year end	0.66%	0.37%
Average daily balance	$483,379	$859,220
Average rate	0.47%	0.19%
Maximum amount outstanding at any month end	$600,875	$1,239,200
Federal Home Loan Bank advances—long-term (1)
Balance at year end	$150,000	$150,000
Rate on balance outstanding at year end	0.58%	0.31%
Average daily balance	$150,000	$5,314
Average rate	0.58%	0.31%
Maximum amount outstanding at any month end	$150,000	$150,000

Long-term advances matured in January 2017.